employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2025
employee benefits expense
Schedule of employee benefits expense

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Employee benefits expense – gross
Wages and salaries	$1,469	$1,402	$2,887	$2,790
Share-based compensation [1] (Note 14)	47	50	97	84
Pensions – defined benefit (Note 15(a))	14	17	29	34
Pensions – defined contribution (Note 15(b))	32	32	63	59
Restructuring costs [1] (Note 16(a))	87	79	144	199
Employee health and other benefits	67	60	136	127
	1,716	1,640	3,356	3,293
Capitalized internal labour costs, net
Contract acquisition costs (Note 20)
Capitalized	(30)	(18)	(65)	(46)
Amortized	25	23	49	46
Contract fulfilment costs (Note 20)
Capitalized	(7)	(9)	(13)	(16)
Amortized	3	3	5	4
Property, plant and equipment	(81)	(78)	(161)	(167)
Intangible assets subject to amortization	(81)	(88)	(160)	(157)
	(171)	(167)	(345)	(336)
	$1,545	$1,473	$3,011	$2,957

1	For the three-month and six-month periods ended June 30, 2025, $NIL (2024 – $NIL) and $NIL (2024 – $4), respectively, of share-based compensation in the TELUS technology solutions segment was included in restructuring costs.